Right-of-use assets and lease liability	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liability
Right-of-use assets and lease liability

14 Right-of-use assets and lease liability

The Company assesses whether a contract is or contains a lease if the contract transfers the right to control the use of an asset identified for a period in exchange for consideration. The Company leases various offices, railcars, vessels, equipment and vehicles. Such leases are negotiated individually and are subject to various terms and conditions.

As a lessee, the Company, to determine the enforceable term of the lease, considers all facts and circumstances that create an economic incentive for exercising the option of extension or create economic disincentives for not exercising the option of early termination.

14.1 Right-of-use assets

Leases are recognized as a right-of-use asset and a corresponding liability on the date on which the leased asset becomes available to the Company.

The right-of-use asset is measured at the cost composed of:

• The amount initially measured of the lease liabilities;

• Any payment made up to the start of the lease, deducting any incentive received;

• Any initial direct cost; and

• Renovation costs.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property, plant and equipment.

Changes in right-of-use assets:

	Balance as of				Foreign currency	Balance as of
	Dec. 31, 2020	Acquisitions	Depreciation	Disposal	translation adjustment	Dec. 31, 2021
Rail cars	1,007,336	102,648	(187,915)		63,992	986,061
Machinery and equipment	749,728	281,113	(207,985)	(30,245)	643	793,254
Ships	834,848	258,201	(399,677)		3,289	696,661
Buildings and constructions	259,896	52,897	(52,997)	(6,333)	11,849	265,312
Vehicles	33,888	51,171	(24,078)	(31,667)	135	29,449
Computer equipment and goods	16,699	542	(4,334)	(3,682)	75	9,300
Total	2,902,395	746,573	(876,986)	(71,928)	79,983	2,780,037

	Balance as of				Foreign currency	Balance as of
	Dec. 31, 2019	Acquisitions	Depreciation	Disposal	translation adjustment	Dec. 31, 2020
Rail cars	746,040	244,199	(180,146)		197,243	1,007,336
Ships	865,387	258,193	(286,905)	(12,687)	10,860	834,848
Machinery and equipment	743,248	227,690	(198,441)	(25,801)	3,032	749,728
Buildings and constructions	212,170	65,176	(54,712)		37,262	259,896
Vehicles	26,286	21,502	(14,473)		573	33,888
Computer equipment and goods	12,523	9,341	(5,499)		334	16,699
Total	2,605,654	826,101	(740,176)	(38,488)	249,304	2,902,395

In 2021, the expenses related to the low-value leases was R$7.2 million (2020: R$981).

To optimize lease costs during the lease term, the Company must provide guaranteed residual amounts for the leased asset. For certain lease agreements for railcars, the Company guaranteed any difference between the flow of contractual payments and the fair value of these assets upon the end of the enforceable term, limited to R$70,085 (US$12,559) as of December 31, 2021 (2020: R$62,256 equivalent to US$12,559).

14.2 Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

• Fixed payments discounting any incentive received;

• Variable payments based on rates or indexes;

• Expected payables to the lessor referring to the guaranteed residual amount;

• Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and

• Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use in a similar economic environment. The weighted average incremental rate applied in 2021 was 5.18% p.a. (2020: 7.30% p.a.). The lease liability is subsequently measured at amortized cost.

Changes in lease liabilities:

	2021	2020

Balance at the beginning of the year	3,207,886	2,676,896
Acquired	746,573	826,101
Disposals	(50,473)	(38,488)
Interests and monetary and exchange variations, net	206,375	327,135
Currency translation adjustments	85,984	267,493
Payments	(841,706)	(662,068)
Interest paid	(198,225)	(189,183)
Balance at the end of the year	3,156,414	3,207,886

Current liability	675,366	895,109
Non-current liability	2,481,048	2,312,777
Total	3,156,414	3,207,886

The table below presents the obligations (minimum annual commitments) related to undiscounted lease agreements, by maturity, and may not be reconcilable with the statement of financial position.

2021

2022	777,410
2023	633,141
2024	493,147
2025	399,924
2026+	1,073,620
Total	3,377,242

14.3 Extension Options

Some leases contain extension options exercisable by the Company. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options. if there is a significant event or significant changes in circumstances within its control.

14.4 Non-cash transactions

96100In 2021, out of the net effect of additions and disposals of the right of use assets, non-cash transactions are R$565,774 (2020: R$787,613).

14.5 Uninitiated lease arrangements

The Company has committed to lease arrangements not yet effective as of December 31, 2021. The present value of the commitments corresponds to R$1.8 billion.